Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,918	$ 23,814	$ 17,646
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	30,044	23,305	17,474
Over Time
Disaggregation of Revenue [Line Items]
Total revenue	874	509	172
IoT
Disaggregation of Revenue [Line Items]
Total revenue	30,058	23,198	16,867
IoT | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	30,058	23,198	16,867
IoT | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	30,044	23,198	16,867
IoT | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	30,044	23,198	16,867
IoT | Over Time
Disaggregation of Revenue [Line Items]
Total revenue	14
IoT | Over Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	14
mPKI
Disaggregation of Revenue [Line Items]
Total revenue	860	616	779
mPKI | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	180	111	153
mPKI | Licenses and Integration
Disaggregation of Revenue [Line Items]
Total revenue	387	256	607
mPKI | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Total revenue	293	249	19
mPKI | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue		107	607
mPKI | At One Point in Time | Licenses and Integration
Disaggregation of Revenue [Line Items]
Total revenue		107	607
mPKI | Over Time
Disaggregation of Revenue [Line Items]
Total revenue	860	509	172
mPKI | Over Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	180	111	153
mPKI | Over Time | Licenses and Integration
Disaggregation of Revenue [Line Items]
Total revenue	387	149
mPKI | Over Time | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Total revenue	$ 293	$ 249	$ 19